Credit card receivables	12 Months Ended
Dec. 31, 2022
Credit Card Receivables
Credit card receivables

13. Credit card receivables

a) Composition of receivables

	2022	2021

Receivables - current (i)	4,236,235	2,341,492
Receivables - installments (i)	4,259,979	2,483,647
Receivables - revolving (ii)	770,011	337,014
Total receivables	9,266,225	5,162,153
Fair value adjustment - portfolio hedge (note 18)	(51)	-
Total	9,266,174	5,162,153

Credit card ECL allowance
Presented as deduction of receivables	(1,033,102)	(381,633)
Presented as "Other liabilities"	(17,566)	(9,046)
Total credit card ECL allowance	(1,050,668)	(390,679)
Receivables, net	8,215,506	4,771,474
Total receivables presented as assets	8,233,072	4,780,520
(i)	"Receivables - current" is related to purchases made by customers due on the next credit card billing date, and pix financing in one installment. "Receivables - installments" is related to purchases in installments which are financed by the merchant. Cardholder's purchase is paid in up to 12, 24 and 36 in Brazil, Mexico and Colombia, respectively, in monthly installments on purchases in installments. Cardholder's credit limit is reduced whenever there is a transaction by the customer. The Group makes the corresponding payments to the credit card network (see note 21) following a similar schedule. As receipts and payments are aligned, the Group does not incur significant financing costs with this product, however it is exposed to the credit risk of the cardholder as it is obliged to make the payments to the credit card network even if the cardholder does not pay. "Receivables - installments" also includes the amounts of credit card bills not fully paid by the customers and that have been converted into payments in installments with a fixed interest rate (fatura parcelada), in addition to bill financing.
(ii)	"Receivables - revolving" is related to the amounts due from customers that have not paid in full their credit card bill. Customers may request to convert these receivables into loans to be paid in installments. In accordance with Brazilian regulation, revolving balances that are outstanding for more than 2 months are mandatorily converted into fatura parcelada - a type of installment loan which is settled through the customer's monthly credit card bills.

b) Breakdown by maturity

	2022		2021
	Amount	%	Amount	%
Installments not overdue due in:
<= 30 days	4,036,414	43.6%	2,401,149	46.5%
30 < 60 days	1,604,056	17.3%	904,864	17.5%
> 60 days	2,823,966	30.5%	1,579,010	30.6%
Total not overdue installments	8,464,436	91.3%	4,885,023	94.6%

Installments overdue by:
<= 30 days	237,531	2.6%	77,527	1.5%
30 < 60 days	91,604	1.0%	34,476	0.7%
60 < 90 days	74,917	0.8%	26,747	0.5%
> 90 days	397,737	4.3%	138,380	2.7%
Total overdue installments	801,789	8.7%	277,130	5.4%
Total	9,266,225	100.0%	5,162,153	100.0%

Overdue installments consist mainly of revolving balances, and not overdue installments consist mainly of current receivables and future bill installments (parcelado).

c) Credit loss allowance - by stages

As of December 31, 2022, the credit card ECL allowance totaled US$1,050,668 (US$390,679 as of December 31, 2021). The provision is provided by a model estimation, consistently applied, which is sensitive to the methods, assumptions, and risk parameters underlying its calculation.

The amount that the credit loss allowance represents in comparison to the Group’s gross receivables coverage ratio is also monitored, to anticipate trends that could indicate credit risk increases. This metric is considered a key risk indicator and it is monitored across multiple committees, supporting the decision-making process and is discussed in the credit forums.

All receivables are classified through stages, as described in note 4(a).

The majority of the Group's credit card portfolio was classified as stage 1, followed by stages 2 and 3, respectively as of December 31, 2022 and December 31, 2021. The proportion of stage 3 exposures increased to 6.5% on December 31, 2022 from 3.8% on December 31, 2021. The stage 3 movement is due to the gradual risk normalization of the growing portfolio and credit expansions done in the past, along with a more challenging economic environment.

	2022
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Stage 1	7,750,270	83.6%	322,970	30.7%	4.2%

Stage 2	917,178	9.9%	254,181	24.2%	27.7%
Absolute Trigger (Days Late)	215,209	23.5%	140,167	55.1%	65.1%
Relative Trigger (PD deterioration)	701,969	76.5%	114,014	44.9%	16.2%

Stage 3	598,777	6.5%	473,517	45.1%	79.1%
Total	9,266,225	100.0%	1,050,668	100.0%	11.3%

	2021
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Stage 1	4,525,689	87.7%	127,358	32.6%	2.8%

Stage 2	440,105	8.5%	126,392	32.4%	28.7%
Absolute Trigger (Days Late)	131,409	29.9%	61,844	48.9%	47.1%
Relative Trigger (PD deterioration)	308,696	70.1%	64,548	51.1%	20.9%

Stage 3	196,359	3.8%	136,929	35.0%	69.7%
Total	5,162,153	100.0%	390,679	100.0%	7.6%

d) Credit loss allowance - by credit quality vs. stages

	2022
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Strong (PD < 5%)	6,097,909	65.8%	113,780	10.8%	1.9%
Stage 1	6,081,551	99.7%	113,525	99.8%	1.9%
Stage 2	16,358	0.3%	255	0.2%	1.6%

Satisfactory (5% <= PD <= 20%)	1,477,414	15.9%	118,825	11.2%	8.0%
Stage 1	1,227,610	83.1%	100,190	84.3%	8.2%
Stage 2	249,804	16.9%	18,635	15.7%	7.5%

Higher Risk (PD > 20%)	1,690,902	18.3%	818,063	78.0%	48.4%
Stage 1	441,109	26.1%	109,255	13.4%	24.8%
Stage 2	651,016	38.5%	235,291	28.8%	36.1%
Stage 3	598,777	35.4%	473,517	57.9%	79.1%
Total	9,266,225	100.0%	1,050,668	100.0%	11.3%

	2021
	Gross Exposures	%	Credit Loss Allowance	%	Coverage Ratio (%)
Strong (PD < 5%)	3,755,666	72.8%	40,480	10.4%	1.1%
Stage 1	3,754,626	100.0%	40,435	99.9%	1.1%
Stage 2	1,040	0.0%	45	0.1%	4.3%

Satisfactory (5% <= PD <= 20%)	804,608	15.6%	71,149	18.2%	8.8%
Stage 1	675,507	84.0%	57,102	80.3%	8.5%
Stage 2	129,101	16.0%	14,047	19.7%	10.9%

Higher Risk (PD > 20%)	601,879	11.6%	279,050	71.4%	46.4%
Stage 1	95,556	15.9%	29,821	10.7%	31.2%
Stage 2	309,964	51.5%	112,300	40.2%	36.2%
Stage 3	196,359	32.6%	136,929	49.1%	69.7%
Total	5,162,153	100.0%	390,679	100.0%	7.6%

The credit quality classification is grouped in three categories based on its probability of default (PD) at the reporting date, as shown in the table below:

	Stage 1 and 2		Stage3
Default grade	Probability of default	Credit quality description	Probability of default	Credit quality description
1	<1%	Strong
2	1.0% to 5.0%	Strong
3	5.0% to 20.0%	Satisfactory
4	20.0% to 35.0%	Higher Risk
5	>35%	Higher Risk	100%	Higher Risk

When compared to December 31, 2021, a change in the credit quality distribution is observed, with relative exposure moving to higher PD stages. This movement is explained by the changes to models and aforementioned risk normalization. There is still a significant concentration of receivables at stage 1 based on credit quality. Receivables with satisfactory risk are distributed between stages 1 and 2, mostly at stage 1.

Defaulted assets at stage 3 are classified as higher risk. There is also a large proportion of stage 2 exposures classified as higher risk. Stage 1 receivables classified as higher risk are those customers with low credit risk scores.

e) Credit loss allowance - changes

The following tables show the reconciliations from the opening to the closing balance of the credit loss allowance by stages of the financial instruments.

	2022
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	127,358	126,392	136,929	390,679
Transfers from Stage 1 to Stage 2	(19,469)	19,469	-	-
Transfers from Stage 2 to Stage 1	38,029	(38,029)	-	-
Transfers to Stage 3	(22,691)	(64,523)	87,214	-
Transfers from Stage 3	6,148	1,659	(7,807)	-
Write-offs	-	-	(290,974)	(290,974)
Net increase of loss allowance (note 7)	190,073	203,018	545,988	939,079
New originations (a)	144,394	22,320	11,167	177,881
Changes in exposure of preexisting accounts (b)	115,746	4,813	2,400	122,959
Net drawdowns, repayments, net remeasurement and movements due to risk changes	(97,269)	210,317	519,615	632,663
Changes to models used in calculation (c)	27,202	(34,432)	12,806	5,576
Effect of changes in exchange rates (OCI)	3,522	6,195	2,167	11,884
Credit loss allowance at end of the year	322,970	254,181	473,517	1,050,668

	2021
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	79,296	60,391	77,855	217,542
Transfers from Stage 1 to Stage 2	(10,514)	10,514	-	-
Transfers from Stage 2 to Stage 1	17,840	(17,840)	-	-
Transfers to Stage 3	(7,023)	(13,176)	20,199	-
Transfers from Stage 3	151	70	(221)	-
Write-offs	-	-	(118,518)	(118,518)
Net increase of loss allowance (note 7)	54,096	92,658	164,847	311,601
New originations (a)	94,367	9,547	3,979	107,893
Changes in exposure of preexisting accounts (b)	120,420	2,585	363	123,368
Net drawdowns, repayments, net remeasurement and movements due to risk changes	(161,906)	79,282	160,186	77,562
Changes to models used in calculation (c)	1,215	1,244	319	2,778
Effect of changes in exchange rates (OCI)	(6,488)	(6,225)	(7,233)	(19,946)
Credit loss allowance at end of the year	127,358	126,392	136,929	390,679

	2020
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	68,437	75,531	79,929	223,897
Transfers from Stage 1 to Stage 2	(4,252)	4,252	-	-
Transfers from Stage 2 to Stage 1	27,974	(27,974)	-	-
Transfers to Stage 3	(3,929)	(11,252)	15,181	-
Transfers from Stage 3	246	129	(375)	-
Write-offs	-	-	(116,856)	(116,856)
Net increase of loss allowance (note 7)	6,154	36,643	117,973	160,770
New originations (a)	27,727	2,421	1,376	31,524
Changes in exposure of preexisting accounts (b)	-	-	-	-
Net drawdowns, repayments, net remeasurement and movements due to risk changes	(9,593)	33,474	104,248	128,129
Changes to models used in calculation (c)	(11,980)	748	12,349	1,117
Effect of changes in exchange rates (OCI)	(15,334)	(16,938)	(17,997)	(50,269)
Credit loss allowance at end of the year	79,296	60,391	77,855	217,542
(a)	Considers all accounts originated from the beginning to the end of the period. ECL effects presented in the table were calculated as if risk parameters at the beginning of the period were applied.
(b)	Reflects the movements in exposure of accounts that already existed in the beginning of the period, as increase in credit limits. ECL effects were calculated as if risk parameters of the exposures at the beginning of the period were applied.
(c)	Relates to methodology changes that occurred during the period, according to the Group's processes of model monitoring.

The following tables present changes in the gross carrying amount of the credit card portfolio to demonstrate the effects of the changes in the loss allowance for the same portfolio as discussed above. “Net change of gross carrying amount” includes acquisitions, payments, and interest accruals.

	2022
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	4,525,689	440,105	196,359	5,162,153
Transfers from Stage 1 to Stage 2	(377,421)	377,421	-	-
Transfers from Stage 2 to Stage 1	178,742	(178,742)	-	-
Transfers to Stage 3	(218,192)	(168,974)	387,166	-
Transfers from Stage 3	8,576	2,325	(10,901)	-
Write-offs	-	-	(290,974)	(290,974)
Net change of gross carrying amount	3,450,551	427,186	313,606	4,191,343
Effect of changes in exchange rates (OCI)	182,325	17,857	3,521	203,703
Gross carrying amount at end of the year	7,750,270	917,178	598,777	9,266,225

	2021
	Stage 1	Stage 2	Stage 3	Total
Gross carrying amount at beginning of year	2,799,999	202,673	116,200	3,118,872
Transfers from Stage 1 to Stage 2	(168,654)	168,654	-	-
Transfers from Stage 2 to Stage 1	73,448	(73,448)	-	-
Transfers to Stage 3	(72,328)	(41,112)	113,440	-
Transfers from Stage 3	156	68	(224)	-
Write-offs	-	-	(120,071)	(120,071)
Net change of gross carrying amount	2,145,118	205,148	97,356	2,447,622
Effect of changes in exchange rates (OCI)	(252,050)	(21,878)	(10,342)	(284,270)
Gross carrying amount at end of the year	4,525,689	440,105	196,359	5,162,153

	2020
	Stage 1	Stage 2	Stage 3	Total
Credit loss allowance at beginning of year	2,484,556	389,734	136,131	3,010,421
Transfers from Stage 1 to Stage 2	(79,734)	79,734	-	-
Transfers from Stage 2 to Stage 1	162,232	(162,232)	-	-
Transfers to Stage 3	(43,582)	(49,951)	93,533	-
Transfers from Stage 3	435	226	(661)	-
Write-offs	-	-	(116,856)	(116,856)
Net change of gross carrying amount	839,461	31,990	34,640	906,091
Effect of changes in exchange rates (OCI)	(563,369)	(86,828)	(30,587)	(680,784)
Credit loss allowance at end of the year	2,799,999	202,673	116,200	3,118,872

f) Credit loss allowance - COVID-19 impacts

As the COVID-19 pandemic started to spread in the year 2020, lockdowns and mobility restrictions were expected to severely harm the economy, pushing financial institutions and individuals to be more conservative about taking risks. In addition, the Brazilian government response included "Emergency Aid", all of which together caused a change in the portfolio credit behavior, reducing delinquency and other risk indicators.

As vaccinations advanced and restrictions fell, mainly after the last quarter of 2021, the economy started to regain traction, laying ground for a resumption in risk-related activities.

In 2022, as the effects of the pandemic dimmed, the risk profile of the portfolio changed, reverting into what is considered to be a risk normalization trend until pre-pandemic levels. Delinquencies followed this path to normalization during the first half of 2022.